As filed with the Securities and Exchange Commission on October 26, 2010

1933 Act File No. 333-

1940 Act File No. 811-22444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact Name of Registrant as Specified in Charter)

55 Water Street

New York, New York 10041

(Address of Principal Executive Offices)

(888) 777-0102

(Registrant’s Telephone Number, Including Area Code)

R. Jay Gerken

Legg Mason & Co., LLC

620 Eighth Avenue, 49th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Robert I. Frenkel Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective when declared effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-168292.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value	213,258 Shares	$20.00	$4,265,160	$304.11

(1)	Estimated solely for purpose of calculating the registration fee.
(2)	Includes Common Stock that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

Rule 462(b) Filing

This Registration Statement is being filed with respect to the registration of additional Common Stock, $0.001 par value per share, of Western Asset High Yield Defined Opportunity Fund Inc., a corporation organized under the laws of the State of Maryland (the “Registrant”), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-168292) filed by the Registrant with the Securities and Exchange Commission, as amended, and declared effective on October 26, 2010, are incorporated herein by reference.

Any required consents are listed on the Exhibit Index attached hereto and filed herewith.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization, Financial Statements (including the Report of Independent Registered Public Accounting Firm and the Notes to Financial Statements) indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, were filed in Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-168292) and are incorporated by reference herein.

(2)	Exhibits

	(a) (1)	Articles of Incorporation, dated July 20, 2010(1)

	(a) (2)	Amended Articles of Incorporation, dated July 29, 2010(1)

	(b)	By-Laws(1)

	(c)	Not Applicable

	(d)	Articles V and VIII of Registrant’s Articles of Incorporation are incorporated herein by reference.

	(e)	Form of Dividend Reinvestment Plan(1)

	(f)	Not Applicable

	(g) (1)	Form of Investment Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC(1)

	(g) (2)	Form of Subadvisory Agreement between Legg Mason Partners Fund Advisor, LLC and Western Asset Management Company(1)

	(g) (3)	Form of Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Pte. Ltd.(1)

	(g) (4)	Form of Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Ltd.(1)

	(g) (5)	Form of Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited(1)

	(h) (1)	Form of Underwriting Agreement(1)

	(h) (2)	Form of Master Agreement Among Underwriters(1)

	(h) (3)	Form of Standard Dealer Agreement(1)

	(h) (4)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.(1)

	(h) (5)	Form of Additional Compensation Agreement with Merrill Lynch, Pierce Fenner & Smith Incorporated(1)

	(h) (6)	Form of Structuring Fee Agreement with Morgan Stanley & Co. Incorporated(1)

	(h) (7)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC(1)

	(i)	Not Applicable

	(j)	Custodian Services Agreement with State Street Bank and Trust Company LLC(1)

	(k)	Transfer Agency and Services Agreement with American Stock Transfer & Trust Company LLC(1)

(l) (1)	Opinion and Consent of Simpson Thacher & Bartlett LLP(1)

(l) (2)	Opinion and Consent of DLA Piper LLP (US)(1)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(2)

(o)	Not Applicable

(p)	Subscription Agreement(1)

(q)	Not Applicable

(r) (1)	Code of Ethics of the Fund and LMPFA(1)

(r) (2)	Code of Ethics of Western Asset, Western Singapore and Western Asset Limited(1)

(r) (3)	Code of Ethics of Western Japan(1)

(s)	Powers of Attorney(1)

(1)	Previously filed on Form N-2 Registration Statement (File No. 333-168292) and incorporated by reference herein.
(2)	Filed herewith.

Item 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, Form of Standard Dealer Agreement, Form of Structuring Fee Agreement with Citigroup Global Markets Inc., Form of Additional Compensation Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated, Form of Structuring Fee Agreement with Morgan Stanley & Co. Incorporated, Form of Structuring Fee Agreement with Wells Fargo Securities, LLC filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (h)(4), Exhibit (h)(5), Exhibit (h)(6) and Exhibit (h)(7), respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-168292).

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering (including the expenses for the Common Stock registered in the previously filed Registration Statement on Form N-2 (File No. 333-168292)):

SEC registration fees	$34,170
Listing fees	40,000
Financial Industry Regulatory Authority fees	47,500
Printing and engraving expenses	120,000
Accounting fees and expenses	36,000
Legal fees and expenses	425,000

Total	$702,670

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

As of September 20, 2010

Title of Class	Number of Record Holders
Common Stock, par value $0.001 per share	1

Item 30. Indemnification

Sections 1-3 of Article VII of the Registrant’s Articles of Incorporation, filed as Exhibit (a) to the Registration Statement, previously filed on Form N-2 (File No. 333-168292) provide that:

To the maximum extent permitted by Maryland statutory or decisional law, as amended or interpreted, no current or former director or officer of the Registrant shall have any liability to the Registrant or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by Maryland statutory or decisional law. The Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of the Registrant may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland statutory or decisional law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. This indemnification applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

No provision of the Registrant’s Articles of Incorporation shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 10 of the Form of Underwriting Agreement filed as Exhibit h(1) to the Registration Statement previously filed on Form N-2 (File No. 333-168292) provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 31. Business and Other Connections of Adviser

The descriptions of LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of the Registration Statement are previously filed on Form N-2 (File No. 333-168292) incorporated by reference herein. Information as to the directors and officers of LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of LMPFA, Western Asset, Western Asset Singapore, Western Japan and Western Asset Limited in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-66785, 801-08162, 801-67298, 801-143388 and 801-21068 respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 55 Water Street, New York, New York 10041.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 26th day of October 2010.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

By:	/s/ R. Jay Gerken
Chairman, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ R. Jay Gerken R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	October 26, 2010

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)	October 26, 2010

/s/ Carol L. Colman* Carol L. Colman	Director

/s/ Daniel P. Cronin* Daniel P. Cronin	Director

/s/ Paolo M. Cucchi* Paolo M. Cucchi	Director

/s/ Leslie H. Gelb* Leslie H. Gelb	Director

/s/ William R. Hutchinson* William R. Hutchinson	Director

/s/ Dr. Riordan Roett* Dr. Riordan Roett	Director

/s/ Jeswald W. Salacuse* Jeswald W. Salacuse	Director

*By:	/s/ R. Jay Gerken
R. Jay Gerken
As Agent or Attorney-in-fact
October 26, 2010

The original powers of attorney authorizing R. Jay Gerken, Kaprel Ozsolak, Robert I. Frenkel and William J. Renahan to execute this Registration Statement, and any amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed have been executed and were previously filed as Exhibit(s) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement previously filed on Form N-2 (File Nos. 333-168292 and 811-22444).

Schedule of Exhibits to Form N-2

Exhibit No.	Exhibit
(n)	Consent of Independent Registered Public Accounting Firm